Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2015
Requirement for telecommunications services | Bandwidth and server custody service provider
Concentrations and Risks
Schedule of concentration risk by risk factor

	For the year ended December 31,
	2013	2014	2015
Total number of telecommunications service providers	13	13	14
Number of service providers provided by 10% or more of the Group’s bandwidth and server custody expenditure	3	3	3
Total % of the Group’s bandwidth and server custody expenditure provided by 10% or greater service providers	91.9%	90.2%	83.0%

Accounts receivable | Credit risk
Concentrations and Risks
Schedule of concentration risk by risk factor
	December 31,	December 31,
	2014	2015
Distribution channel A	Below 10%	35.9%
Allowance for doubtful accounts	Not applicable	Not applicable